RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
International Operations & Services (USA), Other Receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties		$ 5.6	$ 0.0
Dufry International AG, Other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties		3.3	0.0
International Operations & Services (UY) SA, Other Receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties		0.1	0.0
International Operations & Services (CH) AG, Other Receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties		0.4	0.0
Hudson RPM, other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	[1]	1.0	0.8
Nuance Group (Chicago) LLC, Other receivables
Disclosure of transactions between related parties [line items]
Accounts receivable, related parties	[2]	0.2	0.1
Dufry International AG, Loans payable, long-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		445.0	468.7
Dufry International AG, Loans payable, short-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.0	13.1
Dufry Financial Services B.V., Loans payable, long-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		47.7	51.7
Dufry Financial Services B.V., Loans payable, short-term
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		51.4	67.6
International Operation & Services (UY) SA, trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		28.9	31.5
International Operations & Services (USA), trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.0	0.0
Dufry International AG, Fee payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.3	1.8
Dufry International AG, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.0	7.2
Dufry Management AG, Fee payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.2	0.1
Dufry Management AG, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.0	0.3
Dufry AG, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		1.1	0.0
World Duty Free Group UK Ltd, Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.2	0.3
Dufry Financial Services B.V., Other payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties		0.1	0.2
Hudson News Distributors, trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	[1]	0.0	0.1
Hudson RPM, trade payables
Disclosure of transactions between related parties [line items]
Accounts payable, related parties	[1]	$ 1.5	$ 0.0

[1]	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.
[2]	Transactions with associated companies.